Accounting policies - Held for sale (Details) - ZAR (R) R in Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Environmental rehabilitation obligation	R 14,000		R 11,805		R 14,000	R 11,805		R 11,355	R 8,435
Property, plant and equipment	64,320		66,906	[1]	64,320	66,906	[1]	61,338
Proceeds on sale of assets held for sale					318	0		0
Assets held for sale	30		R 70	[1]	30	70	[1]	R 0
Stellar
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary		50.25%
Neo Energy Metals Plc
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in associate			40.00%
Assets and liabilities classified as held for sale
Disclosure of initial application of standards or interpretations [line items]
Consideration to be received			R 500
Cash portion of consideration to be received			250
Environmental rehabilitation obligation	480		451		480	451
Property, plant and equipment	30		30		R 30	30
Assets and liabilities classified as held for sale | Stellar
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		R 105
Proceeds on sale of assets held for sale	132
Other net assets		R 6
Assets held for sale			40			40
Assets and liabilities classified as held for sale | Neo Energy Metals Plc
Disclosure of initial application of standards or interpretations [line items]
Value of equity consideration			R 250			R 250
Ioneer Limited
Disclosure of initial application of standards or interpretations [line items]
Number of shares in Ioneer Limited (in shares)		145,862,742
Proportion of ownership		6.19%
Ioneer Limited | Assets and liabilities classified as held for sale
Disclosure of initial application of standards or interpretations [line items]
Fair value of investment		R 164
Proceeds on sale of assets held for sale	R 186
Fair value of investment derecognized		R 1,134

[1]	Amount for 31 December 2024 was revised (see note 16.2)